Going Concern	12 Months Ended
Dec. 31, 2018
Going Concern [Abstract]
GOING CONCERN
2.	GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements to support its working capital requirements.

The following includes conditions give rise to substantial doubt about the Company’s ability to continue as a going concern within one year from the financial statement issuance date and management’s plans to mitigate these adverse conditions:

1)	Limited funds necessary to maintain operations

The Company had an accumulated deficit of US$136,620,068 as of December 31, 2018. In addition, the Company had a negative net asset of US$36,000,181 as of December 31, 2018.  As of December 31, 2018, the Company had cash of US$1,311,749 and total liabilities of US$122,016,184. Caused by the limited funds, the management assessed that the Company was not able to keep the size of lending business within one year from the financial statement issuance date.

In November, the Company established Zhiyuan and Zeshi, through which the Company plans to launch new supply chain financing services in the near future, including business factoring program. financing products design, related corporate financing solutions, investments and asset management, etc. as part of its restructuring plan. As of December 31, 2018, Zhiyuan disbursed loans of aggregating US$64.7 million to four customers.

2)	Recurring operating loss

During the year ended December 31, 2018, the Company incurred operating loss of US$94,126,307. Affected by the reduction of lending business and increased loans losses, the management was in the opinion that recurring operating losses would be made continue within one year from the financial statement issuance date. The Company continues to use its best effort to improve collection of loan receivable and interest receivable, which would result in reversal of provision for loan losses and recognition of interest income which was past due over 90 days and thus an increase in net profit.

3)	Negative operating cash flow

During the year ended December 31, 2018, the Company incurred negative operating cash flow of US$2,199,042. However with the establishment of Zhiyuan and Zeshi, through which the Company plans to launch new supply chain financing services in the near future, including business factoring program. financing products design, related corporate financing solutions, investments and asset management, etc. as part of its restructuring plan, the management assessed the Company would have a positive operating cash flow within one year from the financial statement issuance date.

●	Financial Support

The Company has been actively seeking strategic investors with experience in lending business as well as financial investors.

On July 10, 2018, the Company closed a registered direct offering pursuant to a previously announced securities purchase agreement with certain institutional investors, raising approximately US$1,690,000, net of issuance costs, from selling its ordinary shares at a price of US$2.60 per share. The Company plans to continue to seek financial as well as strategic investors for additional financing.

Though management had plans to mitigate the conditions or events that raise substantial doubt, there is substantial doubt about the Company’s ability to continue as a going concern within one year from the financial statements issuance date, as there is no assurance that the liquidity plan will be successfully implemented. Failure to successfully implement the plan will have a material adverse effect on the Company’s business, results of operations and financial position, and will materially adversely affect its ability to continue as a going concern.